Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Detail) - GBP (£) £ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Internal [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	£ 0.1	£ 0.3
Internal and external redemptions	0.6	0.7
Internal [member] | Master Trust Structures [member] | Holmes [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.1
Internal and external redemptions		0.2
Internal [member] | Master Trust Structures [member] | Fosse [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions		0.1
Internal [member] | Other Securitisation Structures [member] | Motor [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances		0.1
Internal and external redemptions	0.1	0.1
Internal [member] | Other Securitisation Structures [member] | Auto ABS UK Loans [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances		0.2
Internal [member] | Covered Bond Programme [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions	0.5	0.3
External [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	6.5	4.0
Internal and external redemptions	2.9	7.8
External [member] | Master Trust Structures [member] | Holmes [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1.8	0.5
Internal and external redemptions	0.1	1.8
External [member] | Master Trust Structures [member] | Fosse [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external redemptions	0.4	1.8
External [member] | Other Securitisation Structures [member] | Motor [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances		0.5
Internal and external redemptions	0.1	0.3
External [member] | Other Securitisation Structures [member] | Auto ABS UK Loans [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0.4	0.7
Internal and external redemptions	0.4	0.7
External [member] | Covered Bond Programme [member]
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	4.3	2.3
Internal and external redemptions	£ 1.9	£ 3.2